Selling Expenses (Tables)	12 Months Ended
Mar. 31, 2024
Selling Expenses [Abstract]
Schedule of Selling Expenses
	For the years ended March 31,
	2022	2023	2024
	USD	USD	USD
Commission expenses	107,387	214,057	160,690
Payroll expenses	1,346,436	1,427,750	1,334,551
Marketing and Promotion expenses	-	34,497	269,711
Transportation expenses	286,455	374,557	208,297
Others	-	119,709	95,253
	1,740,278	2,170,570	2,068,502